Financial and Capital Risk Management and Fair Value Measurement - Summary of changes in level 3 of fair value of hierarchy (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Summary of changes in level 3 of fair value of hierarchy [Line Items]
Beginning balance	£ 2,973
Ending balance	1,758	£ 2,973
Provision for deferred cash consideration [member]
Summary of changes in level 3 of fair value of hierarchy [Line Items]
Beginning balance	2,131	2,061
Unwinding of the time value of money recognised as a finance charge	221	443
Change in estimate relating to probabilities (revision to intangible asset	698	373
Ending balance	1,654	2,131
Provision for deferred cash consideration [member] | Level 3 of fair value hierarchy [member]
Summary of changes in level 3 of fair value of hierarchy [Line Items]
Beginning balance	2,131	2,061
Unwinding of the time value of money recognised as a finance charge	221	443
Change in estimate relating to probabilities (revision to intangible asset	(698)	(373)
Change in estimate relating to probabilities (recognized as an administrative expense)	0
Ending balance	1,654	£ 2,131
Provision for contingent consideration [member] | Level 3 of fair value hierarchy [member]
Summary of changes in level 3 of fair value of hierarchy [Line Items]
Change in estimate relating to probabilities (recognized as an administrative expense)	354
Ending balance	£ 354